Related Party Debt and Transactions (Details Narrative) 9M - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cancellation of loans						$ 6,009
Due to related parties	$ 49,593		49,593		76,913	6,067
Loans and interest received (repaid) from/to related parties			(27,319)	$ 64,011	70,846
Interest expense, related party	(155)	$ (2)	(385)	$ (226)	(300)	(67)
Accrued expenses	$ 896,614		$ 896,614		$ 530,150	200,891
Sale Agmt
Date of Agreement			Jul. 19, 2013		Jul. 19, 2013
Cancellation of loans			$ 28,818		$ 28,818
CEO
Loan from related party						5,000	$ 36,000
Repayment of loans to related parties						41,000
SH Loan #1
Loan from related party						$ 6,000
Interest Rate						8.00%
SH Loan #2
Loan from related party			$ 6,280
Interest Rate	8.00%		8.00%
Interest expense, related party			$ (597)
Related Party Loans
Repayment of loans to related parties			36,300
Accrued expenses	$ 20,730		20,730		$ 28,200
Accrued expenses, balance due
Employment Agmt
Date of Agreement			Sep. 06, 2013		Sep. 06, 2013
Term of Agreement			2 years		2 years
Annual Compensation			$ 275,000		$ 275,000
Options to purchase			30,002		30,002
Options to purchase, exercise price			$ 0.02		$ 0.02
Bonus			$ 68,750		$ 68,750
Earnings			206,250		275,000	$ 275,000
Accrued Earnings			$ 600,112		$ 395,630	$ 154,062